Investments And Other Assets (Narrative) (Details) $ in Millions	12 Months Ended
	Aug. 31, 2018 CAD ($) item shares	Aug. 31, 2017 CAD ($) shares	Aug. 31, 2016 shares
Disclosure of joint operations [line items]
Weighted averager ownership of investment	39.00%	38.00%
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates		$ (82)
Corus [Member]
Disclosure of joint operations [line items]
Specialty television services | item	44
Radio stations | item	39
Conventional television stations | item	15
Proportion of ownership interest in associate			37.00%
Portion of shares retained for 12 month period	33.33%
First retention period	12 months
Portion of shares retained for 18 month period	33.33%
Second retention period	18 months
Portion of shares retained for 24 month period	33.33%
Third retention period	24 months
Dividends received	$ 92	88
Dividends reinvested		$ 81
Number of shares in associate | shares	80,630,383	80,630,383
Fair value of shares owned	$ 298	$ 1,109
Weighted averager ownership of investment	38.00%	39.00%
Class B Non-Voting Shares [Member]
Disclosure of joint operations [line items]
Number of shares issued | shares	37,571,214
Class B Non-Voting Shares [Member] | Corus [Member]
Disclosure of joint operations [line items]
Number of shares issued | shares			71,364,853
Shomi [Member]
Disclosure of joint operations [line items]
Joint control interest	50.00%
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates		$ 82